Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Reserve For Share-Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Begning balance, Shares at Dec. 31, 2014	157,436,305
Begning balance, Amount at Dec. 31, 2014	$ 62,912	$ 681	$ (1,624)	$ (50,319)	$ 11,650
Acquisition of subsidary, Shares	19,000,000
Acquisition of subsidary, Amount	$ 1,017				1,017
Private placement, net of share issue costs, Shares	13,165,552
Private placement, net of share issue costs, Amount	$ 523				523
Shares for debt settlement, Shares	2,018,700
Shares for debt settlement, Amount	$ 106				106
Share-based payments		161			161
Cancellation and expiration of stock options		(243)		243
Finders fee warrants	(21)	21
Modification of finders fee warrants		5		(5)
Expiry of finders fee warrants		(97)		97
Other comprehensive income (loss): Foreign currency translation adjustment		2	(1,715)	2	(1,711)
Net loss for the year				(932)	(932)
Ending balance, Shares at Dec. 31, 2015	191,620,557
Ending balance, Amount at Dec. 31, 2015	$ 64,537	530	(3,339)	(50,914)	10,814
Private placement, net of share issue costs, Shares	22,699,596
Private placement, net of share issue costs, Amount	$ 1,440				1,440
Finders fee shares, Shares	311,111
Finders fee shares, Amount	$ 26				26
Property acquisition, Shares	250,000
Property acquisition, Amount	$ 19				19
Exercise of stock options, Shares	1,000,000
Exercise of stock options, Amount	$ 115	(54)			61
Share-based payments		301			301
Cancellation and expiration of stock options		(26)		(26)
Exercise of warrants, Shares	1,250,000
Exercise of warrants, Amount	$ 77				77
Finders fee warrants	$ (10)	10
Exercise of finder fee warrants, Shares	58,333
Exercise of finder fee warrants, Amount	$ 6	(2)			4
Other comprehensive income (loss): Foreign currency translation adjustment			70	4	74
Net loss for the year				6,791	6,791
Ending balance, Shares at Dec. 31, 2016	217,189,597
Ending balance, Amount at Dec. 31, 2016	$ 66,210	759	(3,269)	(44,093)	19,607
Private placement, net of share issue costs, Shares	3,846,154
Private placement, net of share issue costs, Amount	$ 274				274
Common share buy-back under normal course issuer bid, Shares	(2,558,500)
Common share buy-back under normal course issuer bid, Amount	$ (168)				(168)
Exercise of share appreciation rights, Shares	301,893
Exercise of share appreciation rights, Amount	$ 23	(23)
Share-based payments		366			366
Cancellation and expiration of stock options		(12)		12
Finders fee warrants	(11)	11
Other comprehensive income (loss): Foreign currency translation adjustment			1,274	(13)	1,261
Net loss for the year				(1,960)	(1,960)
Ending balance, Shares at Dec. 31, 2017	218,779,144
Ending balance, Amount at Dec. 31, 2017	$ 66,328	$ 1,101	$ (1,995)	$ (46,054)	$ 19,380